Note 7 - Long-term Debt - Annual Repayments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
2027	$ 16,941
2028	14,186
2029	14,186
2030	75,637
2031	9,707
2032 and thereafter	8,702
Total	$ 139,359	$ 157,555